Vessels, textual (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions (Note 3)			$ 16,287
Vessel additions	$ 86,578
Vessel transferred to held for sale	1,370	$ 441
Leonidas P.C., vessel
Property, Plant and Equipment [Line Items]
Vessel additions	22,000
Florida, vessel
Property, Plant and Equipment [Line Items]
Vessel additions	$ 59,275